Share Capital - Summary of Restricted Stock Unit Activity (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Beginning Balance	523,186	559,746
Granted	143,365	274,900
Settled	(272,989)	(235,879)
Forfeited	(32,248)	(75,581)
Ending Balance	361,314	523,186